Loans And Borrowings - Summary of Reconciliation of Movements of Liabilities To Cash Flows Arising From Financing Activities (Detail) - EUR (€) € in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance, Beginning of Year			€ 92,162	€ 22,988	€ 22,988	€ 6,195
Changes from financing cash flows
Payment of lease liabilities			(8,791)		(2,371)	(713)
Payment of interest					(4,324)	(2,574)
Total changes from financing cash flows					(6,695)	(3,287)
The effects of changes in foreign exchange rates			(4,535)		(3,438)	556
Interest on leases	€ 2,157	€ 1,172	5,808	3,324	4,733	2,574	€ 0
New and modification of leases					74,574	19,524
Total of other changes					79,307	19,524
Total non-current lease liabilities	143,047		143,047		87,907	19,943
Current portion of lease liabilities	5,958		5,958		4,255	3,045
Total current loans and borrowings	5,958		5,958		4,255	3,045
Non Current Loans And Borrowings [Abstract]
Total non-current loans and borrowings	143,047		143,047		87,907	19,943
New leases
New Leases Liabilities					74,574	19,524
Repayments
Payment of lease liabilities			(8,791)		(2,371)	(713)
Interest on leases	2,157	€ 1,172	5,808	3,324	4,733	2,574	0
Cancellation of lease			(4,535)		(3,438)	556
Foreign exchange impact			3,975
Balance as of end of the year	€ 149,005		€ 149,005		92,162	22,988	6,195
Currency			Multicurrency
Leases For Offices And Workshops [Member] | UK [Member]
Changes from financing cash flows
New and modification of leases			€ 47,627
New leases
New Leases Liabilities			€ 47,627
Repayments
Currency			GBP
Weighted average incremental borrowing rate new leases	5.47%		5.47%
Leases For Offices [Member] | Russia
Changes from financing cash flows
New and modification of leases			€ 1,146
New leases
New Leases Liabilities			1,146
Modification of leases
Modification of Lease Liabilities			€ 134
Repayments
Currency			RUR
Weighted average incremental borrowing rate new leases	9.70%		9.70%
Weighted average incremental borrowing rate modification of leases	9.20%		9.20%
Leases For Offices [Member] | Mauritius
Changes from financing cash flows
New and modification of leases			€ 165
New leases
New Leases Liabilities			€ 165
Repayments
Currency			MUR
Weighted average incremental borrowing rate new leases	7.10%		7.10%
Leases For Offices [Member] | US
Changes from financing cash flows
New and modification of leases			€ 61
New leases
New Leases Liabilities			61
Modification of leases
Modification of Lease Liabilities			€ (191)
Repayments
Currency			USD
Weighted average incremental borrowing rate new leases	5.50%		5.50%
Weighted average incremental borrowing rate modification of leases	6.88%		6.88%
Leases For Offices [Member] | Germany
Modification of leases
Modification of Lease Liabilities			€ 26
Repayments
Currency			EUR
Weighted average incremental borrowing rate modification of leases	17.00%		17.00%
Leases For Offices [Member] | SPAIN
Changes from financing cash flows
New and modification of leases			€ 11,418
New leases
New Leases Liabilities			€ 11,418
Repayments
Currency			EUR
Weighted average incremental borrowing rate new leases	5.10%		5.10%
Lease liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance, Beginning of Year			€ 92,162	€ 22,988	22,988	6,195
Changes from financing cash flows
Payment of lease liabilities					(2,371)	(713)
Payment of interest					(4,324)	(2,574)
Total changes from financing cash flows					(6,695)	(3,287)
The effects of changes in foreign exchange rates					(3,438)	556
Interest on leases					4,733
New and modification of leases					74,574	19,524
Total of other changes					79,307	19,524
New leases
New Leases Liabilities					74,574	19,524
Repayments
Payment of lease liabilities					(2,371)	(713)
Interest on leases					4,733
Cancellation of lease					(3,438)	556
Balance as of end of the year					€ 92,162	€ 22,988	€ 6,195